Acquisitions	6 Months Ended
Jun. 30, 2019
Acquisitions
Acquisitions

16) Acquisitions

In March 2018, the Partnership acquired from KNOT equity interests in the subsidiary which own and operate the Anna Knutsen.

The Board and the Conflicts Committee approved the purchase price for the transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transaction. The details of the transaction are as follows:

Final
Anna Knutsen
March 1,
(U.S. Dollars in thousands)	2018
Purchase consideration (1)	$19,913
Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274
Cash	4,537
Inventories	257
Derivative assets	1,839
Others current assets	111
Amounts due from related parties	520
Long-term debt	(84,217)
Long-term debt from related parties	(22,535)
Deferred debt issuance	1,228
Trade accounts payable	(971)
Accrued expenses	(1,013)
Amounts due to related parties	(117)
Subtotal	19,913
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase price is comprised of the following:

Final
AnnaKnutsen
March 1,
(U.S. Dollars in thousands)	2018
Cash consideration paid to KNOT (from KNOT)	$14,637
Purchase price adjustments	5,276
Purchase price	$19,913
(2)	Vessel and equipment includes allocation to drydocking of $2,329.

Anna Knutsen

On March 1, 2018, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT 30, the company that owns and operates the Anna Knutsen. The purchase price for the vessel was $120.0 million, less $106.8 million of outstanding indebtedness, plus approximately $1.4 million for certain capitalized fees related to the financing of the vessel and plus other purchase price adjustments of $5.3 million.

Following of adoption of ASU 2017‑01, Business Combinations: Clarifying the Definition of a Business, the Partnership accounted for this acquisition as an acquisition of an asset. The cost of the group of assets acquired in the asset acquisition has been allocated to the individual assets acquired or liabilities assumed based on their relative fair values.